Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2022
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of taxes, were as follows:

	2022	2021
Derivative financial instruments designated as cash flow hedges	$75	$77
Foreign currency translation adjustment	134	(78)
	$209	$(1)